Long-Term Debt and Line of Credit (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Long-Term Debt Outstanding	The long-term debt outstanding was as follows:

	As of December 31,
	2010	2011
	(in thousands)
Total debt	$2,500	$2,292
Less current portion	(208)	(834)

Long term debt	$2,292	$1,458

Schedule of Future Minimum Payments Under the Term Loan Facility	At December 31, 2011 future minimum payments under the term loan facility are as follows:

(in thousands)
2012	$834
2013	833
2014	625

Total	$2,292